Performance Management - Schwab Select Large Cap Growth Fund	Mar. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000 Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabfunds_prospectus.
Prior to September 15, 2023, the fund had a different subadviser. The performance history of the fund prior to that date is attributable to the previous subadviser.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The Russell 1000 Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 28.76% Q2 2020 Worst Quarter: (23.39%) Q2 2022 Year-to-date performance (non-annualized and before taxes) as of 6/30/24: 22.66%
Year to Date Return, Label [Optional Text]	Year-to-date performance (non-annualized and before taxes)
Bar Chart, Year to Date Return	22.66%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	28.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.39%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Before taxes	47.79%	15.14%	12.39%
After taxes on distributions	42.01%	12.23%	9.69%
After taxes on distributions and sale of shares	31.79%	11.89%	9.53%
Comparative Indices (reflects no deduction for fees, expenses, or taxes)
S&P 500® Index	26.29%	15.69%	12.03%
Russell 1000 Growth Index	42.68%	19.50%	14.86%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/schwabfunds_prospectus